Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Revenues	$ 76,158	$ 75,868	$ 78,660	$ 79,594	$ 81,634	$ 81,545	$ 77,040	$ 56,810	$ 310,280	$ 297,029	$ 220,936
Total long-lived assets	3,208,978				3,382,441				3,208,978	3,382,441	2,276,982
Domestic Investment [Member]
Segment Disclosure
Revenues									204,580	178,423	119,833
Total long-lived assets	2,126,513				2,275,279				2,126,513	2,275,279	1,306,055
International [Member]
Segment Disclosure
Revenues									105,700	118,606	101,103
Total long-lived assets	$ 1,082,465				$ 1,107,162				$ 1,082,465	$ 1,107,162	$ 970,927